EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 8,839,784	$ 8,719,479
Pentair common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held by plan	484,506	537,704
Investment, cost	$ 14,763,333	$ 16,182,590
Investment, dividend income	$ 507,608